Trade and other receivables (Details) - GBP (£)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Trade and other receivables
Trade receivables	£ 43,206,000	£ 123,797,000	£ 44,170,000
Other receivables	1,597,000	107,000	302,000
Accrued revenue	79,496,000	38,018,000	78,216,000	[1]
Trade and other receivables before prepayments	124,299,000	161,922,000	122,688,000	[1]
Prepayments	10,320,000	10,862,000	10,899,000
Total trade and other receivables	134,619,000	172,784,000	133,587,000	[1]
Less: non-current portion
Trade receivables	10,387,000	4,724,000	10,560,000
Non-current trade and other receivables	10,387,000	4,724,000	10,560,000		£ 15,399,000
Current trade and other receivables	124,232,000	168,060,000	123,027,000	[1]	£ 103,732,000
Transfer fees receivable	27,865,000	29,214,000	34,931,000
Deferred revenue	7,474,000	77,357,000	2,371,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	10,387,000	4,724,000	10,560,000
Cost / gross value
Trade and other receivables
Trade receivables	58,500,000	133,505,000	57,565,000
Accumulated impairment
Trade and other receivables
Trade receivables	(15,294,000)	(9,708,000)	(13,395,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other receivables
Trade receivables	£ 44,106,000	£ 124,050,000	£ 44,769,000

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.